RELATED PARTY TRANSACTIONS - Due to related parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021
Related party investment payable
RELATED PARTY TRANSACTIONS
Impairment loss	$ 293	$ 2,135	$ 16,087